Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2023
Expenses by nature [abstract]
Schedule of income statement items by nature of cost
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

in € thousand	Six months ended June 30,
	2023	2022
Consulting and other purchased services	35,442	87,171
Cost of services and change in inventory	7,843	102,476
Employee benefit expense other than share-based compensation	39,028	23,089
Share-based compensation expense	3,028	(5,480)
Raw materials and consumables used	8,611	5,536
Depreciation and amortization and impairment	6,669	14,440
Building and energy costs	6,210	7,050
Supply, office and IT costs	4,892	6,134
License fees and royalties	1,971	1,650
Advertising costs	4,159	2,740
Warehousing and distribution costs	1,826	686
Travel and transportation costs	1,128	849
Other expenses	1,915	889
OPERATING EXPENSES	122,723	247,230